Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 18,267	$ 7,391	$ 32,218	$ 11,181
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	0	179	0	361
Tax expense from share-based payment transactions with employees	0	(5,343)	0	(5,343)
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	0	6,425	0	7,417
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		6,130		8,746
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	15,315	6,130	28,007	8,746
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 2,952	$ 0	4,211	$ 0
Expense recognized			$ 2,952